Restructuring (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 25,000,000	$ 40,000,000
Employee Severance and Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses			$ 0